Segment Information - Summary of Revenues from External Customers (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of revenues from external customers [Line Items]
Revenue	¥ 27,214,594	¥ 29,866,547
Location of external customers [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	27,214,594	29,866,547
Japan [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	14,948,931	16,441,852
Japan [Member] | Location of external customers [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	6,820,590	7,229,849
North America [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	9,491,803	10,642,034
North America [Member] | Location of external customers [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	9,437,314	10,546,655
Europe [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	3,134,489	3,355,357
Europe [Member] | Location of external customers [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	2,734,152	2,932,324
Asia [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	5,045,295	5,293,231
Asia [Member] | Location of external customers [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	5,057,397	5,217,857
Other [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	1,872,895	2,114,111
Other [Member] | Location of external customers [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	¥ 3,165,141	¥ 3,939,863